GOLDMAN SACHS TRUST

Goldman Sachs Fundamental Equity Growth Funds

Class A, Class B, Class C, Institutional, Class IR and
Class R Shares (as applicable) of the

Goldman Sachs Concentrated Growth Fund
Goldman Sachs Flexible Cap Growth Fund
(the “Funds”)

Supplement dated June 20, 2011 to the
Prospectus dated December 29, 2010 (the “Prospectus”)

Effective as of the start of business on July 1, 2011, Goldman Sachs Asset Management (the “Investment Adviser”) has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.81% as an annual percentage rate of the average daily net assets of each of the Goldman Sachs Concentrated Growth Fund and Goldman Sachs Flexible Cap Growth Fund.

Accordingly, effective July 1, 2011, the following replaces in its entirety the table and its accompanying footnotes in the “Goldman Sachs Concentrated Growth Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

	Class A		Class B		Class C		Institutional		Class IR		Class R
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.5%		No	ne	No	ne	No	ne	No	ne	No	ne
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)[1]	No	ne	5.0%		1.0%		No	ne	No	ne	No	ne

	Class A		Class B		Class C		Institutional		Class IR		Class R
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%		1.00%		1.00%		1.00%		1.00%		1.00%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%		No	ne	No	ne	0.50%
Other Expenses	0.31%		0.31%		0.31%		0.16%		0.31%		0.31%

Total Annual Fund Operating Expenses	1.56%		2.31%		2.31%		1.16%		1.31%		1.81%
Fee Waiver and Expense Limitation[2]	(0.30)%		(0.30)%		(0.30)%		(0.30)%		(0.30)%		(0.30)%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	1.26%		2.01%		2.01%		0.86%		1.01%		1.51%

[1]	A contingent deferred sales charge (“CDSC”) is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

[2]	The Investment Adviser has agreed (i) effective July 1, 2011, to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.81% as an annual percentage rate of the average daily net assets of the Fund and (ii) to reduce or limit “Other Expenses” (excluding management fees, distribution and service fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2011, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Effective July 1, 2011, the following replaces in its entirety the table and its accompanying footnotes in the “Goldman Sachs Flexible Cap Growth Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

	Class A		Class C		Institutional		Class IR		Class R
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.5%		No	ne	No	ne	No	ne	No	ne
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)[1]	No	ne	1.0%		No	ne	No	ne	No	ne

	Class A		Class C		Institutional		Class IR		Class R
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%		1.00%		1.00%		1.00%		1.00%
Distribution and Service (12b-1) Fees	0.25%		1.00%		No	ne	No	ne	0.50%
Other Expenses	1.66%		1.66%		1.51%		1.66%		1.66%

Total Annual Fund Operating Expenses	2.91%		3.66%		2.51%		2.66%		3.16%
Fee Waiver and Expense Limitation[2]	(1.65)%		(1.65)%		(1.65)%		(1.65)%		(1.65)%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	1.26%		2.01%		0.86%		1.01%		1.51%

[1]	A contingent deferred sales charge (“CDSC”) is imposed on Class C Shares redeemed within 12 months of purchase.

[2]	The Investment Adviser has agreed (i) effective July 1, 2011, to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.81% as an annual percentage rate of the average daily net assets of the Fund; and (ii) to reduce or limit “Other Expenses” (excluding management fees, distribution and service fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2011, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Additionally, effective July 1, 2011, the following replaces, with respect to the Funds, the information in the management fee table in the “Service Providers—Management Fees” section of the Prospectus. All references to the Funds in the existing footnote to the management fee table are hereby deleted:

Actual Rate
for the Fiscal
Year Ended
	Contractual	Average Daily	August 31,
Fund	Rate	Net Assets	2010
Concentrated Growth	1.00%	First $1 Billion	0	.85%**
	0.90%	Next $1 Billion
	0.86%	Next $3 Billion
	0.84%	Next $3 Billion
	0.82%	Over $8 Billion

Flexible Cap Growth	1.00%	First $1 Billion	0	.90%**
	0.90%	Next $1 Billion
	0.86%	Next $3 Billion
	0.84%	Next $3 Billion
	0.82%	Over $8 Billion

**	The Investment Adviser has agreed to waive a portion of its management fees in order to achieve an effective net management fee rate of 0.81% as an annual percentage rate of the average daily net assets of each of the Concentrated Growth and Flexible Cap Growth Funds. These arrangements will remain in effect through at least December 29, 2011, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. These management fee waivers may be modified or terminated by the Investment Adviser at its discretion and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

This Supplement should be retained with the Prospectus for future reference.

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